Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Summary of changes in the company's goodwill
Goodwill, Beginning Balance		$ 6,091.1	$ 6,011.6
Acquisitions (A)	[1]		130.8
Divestiture			(47.8)
Other	[2]	(14.0)	(3.5)
Goodwill, Ending Balance		6,077.1	6,091.1	$ 6,011.6
U.S. Retail Coffee [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance		2,090.9	1,742.9
Acquisitions (A)	[1]		348.0
Divestiture			0.0
Other	[2]	0.0	0.0
Goodwill, Ending Balance		2,090.9	2,090.9	1,742.9
U.S. Retail Consumer Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance		1,600.9	1,140.8
Acquisitions (A)	[1]		494.7
Divestiture			(33.6)
Other	[2]	(1.9)	(1.0)
Goodwill, Ending Balance		1,599.0	1,600.9	1,140.8
U.S. Retail Pet Foods [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance		1,969.5	2,812.1
Acquisitions (A)	[1]		(842.6)
Divestiture			0.0
Other	[2]	0.0	0.0
Goodwill, Ending Balance		1,969.5	1,969.5	2,812.1
International and Foodservice [Member]
Summary of changes in the company's goodwill
Goodwill, Beginning Balance		429.8	315.8
Acquisitions (A)	[1]		130.7
Divestiture			(14.2)
Other	[2]	(12.1)	(2.5)
Goodwill, Ending Balance		$ 417.7	$ 429.8	315.8
Big Heart [Member]
Summary of changes in the company's goodwill
Acquisitions (A)				$ 3,000.0

[1]	As a result of the Big Heart acquisition in 2015, we recognized a total of $3.0 billion of goodwill, representing the value we expect to achieve through the implementation of operational synergies and growth opportunities across our segments. The purchase price allocation was finalized in 2016 and included the allocation of goodwill across all reportable segments based on the synergies anticipated to be achieved by each individual reporting unit. For further discussion on the Big Heart acquisition, see Note 2: Acquisition. Additionally, the purchase price allocation was finalized for the Sahale Snacks, Inc. acquisition in 2016, resulting in an immaterial adjustment to goodwill.
[2]	The amounts classified as other represent foreign currency exchange adjustments for the years ended April 30, 2017 and 2016.